Income Taxes - Schedule of Income Tax Recognized as Component of OCI (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax expense related to LTIs - common shares held	$ 1,091	$ 846
Deferred income tax expense recognized in OCI	$ 1,091	$ 846